Finance Lease Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Nov. 22, 2023	Dec. 31, 2022
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	$ 257		$ 203
Present value of minimum lease receipts	190		181
Less: unearned finance lease income	67		22
Less: unearned finance lease income	0		0
Total finance lease receivables	190	$ 61	181
Current portion of finance lease receivables	19		52
Long-term portion of finance lease receivables	171		129
Within one year
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	28		62
Present value of minimum lease receipts	28		55
Second to fifth years inclusive
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	112		81
Present value of minimum lease receipts	98		75
More than five years
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease receipts	117		60
Present value of minimum lease receipts	$ 64		$ 51